Gains (losses) on disposal of assets not classified as non-current assets held for sale	12 Months Ended
Dec. 31, 2023
Gains Losses On Disposal Of Assets Not Classified As Non-current Assets Held For Sale
Gains (losses) on disposal of assets not classified as non-current assets held for sale

41.	Gains (losses) on disposal of assets not classified as non-current assets held for sale

The breakdown of the balance for this line item is as follows:

Thousand of reais	2023	2022	2021

Gains	1,038,003	62,951	45,780
Tangible and intangible assets	114,159	62,951	45,780
Investments (1)	923,844	-	-
Losses	(39,595)	(40,596)	(60,893)
Tangible and intangible assets	(33,956)	(40,596)	(32,863)
Investments	(5,639)	-	(28,030)
Total	998,408	22,355	(15,113)
(1)	Banco Santander, through its subsidiary Santander Corretora de Seguros, Investimentos e Serviços S.A. ("Santander Corretora"), sold a portion of its equity interest in Webmotors S.A. to Carsales, thereby divesting 40% of the company's share capital in the Consolidated Financial Statements, as detailed in note 3.g.